SHARE-BASED PAYMENTS (Details)		1 Months Ended
	Jun. 04, 2008 installment shares	Sep. 30, 2017 installment shares	Jul. 31, 2017 shares	Jan. 15, 2015 shares	Oct. 25, 2011 shares
2008 Plan
SHARE-BASED PAYMENTS
Term of the award plan	10 years
Contractual term (in years)	15 years
Termination term (in days)	90 days
Shares authorized (in shares)	10,000,000			20,934,684	16,239,033
Early exercise (in shares)			12,599,520
2017 Plan
SHARE-BASED PAYMENTS
Contractual term (in years)		10 years
Annual increase program term (in years)		8 years
Termination term (in days)		90 days
Shares authorized (in shares)		10,000,000
Annual increase in reserved shares (as a percent of outstanding shares)		2.00%
Threshold for outstanding shares (as percent of outstanding shares)		10.00%
On the first anniversary | 2008 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested	25.00%
On the first anniversary | 2017 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested		25.00%
After the first anniversary in thirty-six equal monthly installments | 2008 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested	2.09%
Number of equal monthly installment | installment	36
After the first anniversary in thirty-six equal monthly installments | 2017 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested		2.09%
Number of equal monthly installment | installment		36
On the first, second, third and fourth anniversary | 2017 Plan | Restricted Shares
SHARE-BASED PAYMENTS
Percentage of shares vested		25.00%